Net financial income (loss)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Net financial income (loss)	Net financial income (loss)
Net financial income (loss) can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2022	2023	2024
Interests and gains on financial assets	546	3,177	2,437
Unrealized gains on financials assets	418	1,648	1,983
Foreign exchange gains	3,810	2,109	1,658
Other financial income	—	—
Financial income	4,775	6,934	6,079
Foreign exchange losses	(2,983)	(1,195)	(3,409)
Unrealized losses on financial assets	(2,050)	—
Interest on financial liabilities	(288)	(640)	(566)
Other financial expenses	—	—
Financial expenses	(5,321)	(1,835)	(3,975)
Net financial income (loss)	(546)	5,099	2,104
For the financial years ended December 31, 2023 and 2024, the foreign exchange gains and losses mainly result from the variance of the exchange rate between the Euro and the U.S. dollar on U.S. dollars denominated collaboration liabilities, and cash and cash equivalent and financial assets accounts.
Unrealized losses on financial assets relate to unquoted instruments, the fair value of which is determined using level 2 measurements.